UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2002
Check here if Amendment [x] Amendment Number: 1
This Amendment: [X] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: OSBORNE PARTNERS CAPITAL MANAGEMENT, LLC.
Address:
580 CALIFORNIA STREET, SUITE 1900
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-05208
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHANNON LEMON
Title: CCO
Phone: 415-627-0737
Signature, Place, and Date of Signing:

/s/ SHANNON S. LEMON   SAN FRANCISCO, CA  MARCH 31, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 93
Form 13F Information Table Value Total: 159459(x$1000)
List of Other Included Managers: None
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      580     4700 SH       Sole                     4700
Abbott Labs                    COM              002824100     1855    46374 SH       Sole                    46374
Adobe Sys Inc                  COM              00724F101      751    30300 SH       Sole                    30300
Agilent Technologies           COM              00846U101      183    10173 SH       Sole                    10173
Alcoa Inc                      COM              013817101      221     9700 SH       Sole                     9700
American Express Co            COM              025816109     2804    79330 SH       Sole                    79330
American International Group   COM              026874107     4674    80797 SH       Sole                    80797
Amgen Inc                      COM              031162100     1774    36700 SH       Sole                    36700
AOL Time Warner                COM              00184A105      746    56944 SH       Sole                    56944
Apollo Group Inc               COM              037604105      700    15900 SH       Sole                    15900
Applied Biosystems OLD         COM              380201038      660    37610 SH       Sole                    37610
Applied Materials Inc          COM              038222105      727    55800 SH       Sole                    55800
Automatic Data Processing Inc  COM              053015103     1974    50296 SH       Sole                    50296
Bank of America                COM              060505104      934    13419 SH       Sole                    13419
Biogen                         COM              905971057      204     5100 SH       Sole                     5100
BP Plc Sponsored ADR           COM              055622104     3917    96351 SH       Sole                    96351
Bristol Myers Squibb           COM              110122108      255    11000 SH       Sole                    11000
Cardinal Health Inc            COM              14149Y108      385     6500 SH       Sole                     6500
Carnival Corporation           COM                            1804    72300 SH       Sole                    72300
Caterpillar Inc                COM              149123101      201     4400 SH       Sole                     4400
Chevron Corp                   COM              166764100     2784    41874 SH       Sole                    41874
Cintas Corp Ohio               COM              172908105     2466    53899 SH       Sole                    53899
Cisco Systems                  COM              17275r102     1987   151700 SH       Sole                   151700
Citigroup Inc                  COM              172967101     1463    41583 SH       Sole                    41583
Clear Channel Comm             COM              184502102     1417    38000 SH       Sole                    38000
Coca Cola Co                   COM              191216100      670    15272 SH       Sole                    15272
Corning Inc                    COM              219350105      131    39633 SH       Sole                    39633
Dell Computer Corp             COM                             984    36800 SH       Sole                    36800
Disney Walt Co                 COM              254687106      294    18000 SH       Sole                    18000
Dow Chem Co                    COM              260543103      418    14071 SH       Sole                    14071
Du Pont de Nemours             COM              263534109      551    12985 SH       Sole                    12985
Ensco Intl Inc                 COM              26874Q100      206     7000 SH       Sole                     7000
Exxon Mobil Corp               COM              30231G102     5190   148540 SH       Sole                   148540
Federal Natl Mtg Assn          COM              313586109     2355    36610 SH       Sole                    36610
First Data Corp                COM              319963104      712    20100 SH       Sole                    20100
Fiserv Inc                     COM              337738108     3334    98189 SH       Sole                    98189
Flextronics Intl Ltd           COM              Y2573F102      718    87700 SH       Sole                    87700
General Electric Co            COM              369604103    10670   438210 SH       Sole                   438210
Harley Davidson Inc            COM              412822108      492    10650 SH       Sole                    10650
Hewlett Packard Co.            COM              428236103     1837   105842 SH       Sole                   105842
Home Depot, Inc.               COM              437076102     3017   125600 SH       Sole                   125600
Intel Corp                     COM              458140100     3085   198163 SH       Sole                   198163
Interpublic Group Companies, I COM              460690100      884    62750 SH       Sole                    62750
Intl Business Mach             COM              459200101     5869    75732 SH       Sole                    75732
Jefferson Pilot Corp           COM              475070108      521    13668 SH       Sole                    13668
Johnson & Johnson              COM              478160104     4783    89057 SH       Sole                    89057
JPMorgan Chase & Co            COM              46625H100      722    30064 SH       Sole                    30064
Kohl's Corp.                   COM              500255104      551     9850 SH       Sole                     9850
Lehman Brothers Holdings Inc   COM              524908100      251     4712 SH       Sole                     4712
Linear Technology              COM              535678106     1793    69700 SH       Sole                    69700
Marsh & Mclennan Cos Inc       COM              571748102      202     4380 SH       Sole                     4380
Maxim Integrated Inc           COM              57772K101      634    19200 SH       Sole                    19200
McDonalds Corp                 COM              580135101      183    11351 SH       Sole                    11351
Medtronic Inc                  COM              585055106     4102    89950 SH       Sole                    89950
Merck & Co                     COM              589331107     2914    51471 SH       Sole                    51471
Microsoft Corp.                COM              594918104     6387   123545 SH       Sole                   123545
Molex Inc                      COM              608554101      200     8701 SH       Sole                     8701
Morgan Stanley                 COM              617446448      366     9161 SH       Sole                     9161
National City Corp             COM              635405103      275    10048 SH       Sole                    10048
Noble Energy, Inc.             COM              655044105      252     6700 SH       Sole                     6700
Nokia Corp ADR                 COM              654902204     2159   139300 SH       Sole                   139300
Oracle Corp.                   COM              68389x105      739    68400 SH       Sole                    68400
Pepsico, Inc.                  COM              713448108     4197    99400 SH       Sole                    99400
Pfizer, Inc.                   COM              717081103     3843   125714 SH       Sole                   125714
Pharmacia Corp                 COM              71713u102      314     7520 SH       Sole                     7520
Procter & Gamble Co            COM              742718109     5380    62604 SH       Sole                    62604
RLI Corp                       COM              749607107      432    15466 SH       Sole                    15466
Royal Dutch Pete               COM              780257804      653    14838 SH       Sole                    14838
Safeway Inc                    COM              786514208      764    32725 SH       Sole                    32725
SBC Communications Inc         COM                             503    18568 SH       Sole                    18568
Schlumberger Ltd               COM              806857108      999    23740 SH       Sole                    23740
Solectron Corp                 COM              834182107      315    88853 SH       Sole                    88853
Staples, Inc.                  COM              855030102      521    28475 SH       Sole                    28475
Starbucks Corp                 COM              855244109     1844    90500 SH       Sole                    90500
State Street Corp.             COM              857477103      828    21231 SH       Sole                    21231
Sun Microsystems               COM              866810104       98    31400 SH       Sole                    31400
Target Corp.                   COM              87612e106      238     7950 SH       Sole                     7950
Transocean Inc Ord             COM              g90078109      415    17888 SH       Sole                    17888
Tyco International Ltd.        COM              h89128104     3701   216694 SH       Sole                   216694
U.S. Bancorp                   COM              902973304      340    16016 SH       Sole                    16016
United Technologies            COM              913017109      428     6908 SH       Sole                     6908
Verizon Comm                   COM              92343V104      567    14640 SH       Sole                    14640
Vodafone Grp ADR               COM              92857W209     1724    95116 SH       Sole                    95116
Wal Mart Stores Inc            COM              931142103     2493    49362 SH       Sole                    49362
Walgreen Co                    COM              931422109     1257    43050 SH       Sole                    43050
Weatherford                    COM              g95089101     1687    42250 SH       Sole                    42250
Wells Fargo & Co               COM              949746101     9994   213218 SH       Sole                   213218
Whole Food Market, Inc.        COM              966837106      211     4000 SH       Sole                     4000
Wyeth                          COM              983024100      996    26641 SH       Sole                    26641
Chestnut Str Exch Fd Sh Partsh                  166668103     9893 37432.300 SH      Sole                37432.300
Liberty Fds Tr VII Newport Tig                  19764n501      190 23379.410 SH      Sole                23379.410
SPDR Tr Unit Ser 1                              78462F103      568     6438 SH       Sole                     6438
The Individuals' Venture Fund                                  150   150000 SH       Sole                   150000

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